Financial risk management objectives and policies - Foreign Exchange Risk Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019	Apr. 09, 2021
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges	$ 6,400,000	$ (3,200,000)	$ 3,700,000
Reasonably possible increase (decrease) in currency	0.01
Increase (decrease) in income before income taxes due to reasonably possible change in currency	3,000,000.0
Foreign exchange risk | Cash flow hedges | Long-dated forward exchange contract
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges	(21,700,000)	3,300,000	$ 2,900,000
Term loan
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 377,300,000	$ 159,300,000		$ 300,000,000.0